LONG-TERM DEBT (Details Narrative) - USD ($)					12 Months Ended
	Nov. 17, 2020	Apr. 04, 2020	Dec. 07, 2018	Aug. 01, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Dec. 31, 2018
Short-Term Debt [Line Items]
Debt issuance costs					$ 134,528			$ 129,791
Gains losses on extinguishment of debt						$ 508,700
Loan Agreement [Member] | First Financial Bank [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate		1.00%
Debt instrument term		2 years
Loans payable		$ 673,700
Repayments of loans		37,913
Principal payment on loans		$ 165,000
Gains losses on extinguishment of debt	$ 508,700
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Short-Term Debt [Line Items]
Borrowings				$ 750,000
Debt description				Interest accrues at 5.00% on the basis of a 360-day year, maturing 120 months from the Amortization Date (September 25, 2018)
Debt instrument, interest rate				5.00%
Debt issuance costs									$ 22,188
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Short-Term Debt [Line Items]
Borrowings			$ 1,025,000
Debt description			The borrowing rate under the Facility is a variable rate equal to Prime +1.50% and matures 10 years from the closing date
Debt issuance costs									$ 25,506
Debt instrument term			10 years
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member] | Prime Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate			1.50%				2.00%
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Term Loan [Member]
Short-Term Debt [Line Items]
Borrowings							$ 7,912,000
Debt description							The borrowing rates under the Facility is a variable rate equal to Prime + 2.00% and matures 10 years from the closing date
Debt issuance costs							$ 181,125
Debt instrument term							10 years